Net Income from Non-Current Assets and Groups Available for Sale Not Admissible as Discontinued Operations	12 Months Ended
Dec. 31, 2025
Net Income from Non-Current Assets and Groups Available for Sale Not Admissible as Discontinued Operations [Abstract]
Net Income from Non-Current Assets and Groups Available for Sale Not Admissible as Discontinued Operations	NET INCOME FROM NON-CURRENT ASSETS AND GROUPS AVAILABLE FOR SALE NOT ADMISSIBLE AS DISCONTINUED OPERATIONS
The detail of net income from assets received in lieu of payment and sale of non-currents assets is as follows:

	For the years ended December 31,
	2025	2024	2023
	MCh$	MCh$	MCh$
Net income from assets received in lieu of payment
Income from assets received in lieu of payment	9,141	3,993	8,452
Other income from assets received in lieu of payment	-	-	-
Provision on assets received in lieu of payment	(2,761)	(95)	858
Expenses for maintenance of assets received in lieu of payment	(9,204)	(4,972)	(1,437)
Subtotal	(2,824)	(1,074)	7,873
Sale of non-current assets
Net income from sale of fixed assets	10,067	5,123	5,281
Subtotal	10,067	5,123	5,281

TOTAL	7,243	4,049	13,154